Income Taxes - Reconciliation of Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal taxes at statutory rate			21.00%	21.00%	21.00%
State taxes (net of federal benefit)			2.10%	3.50%	2.10%
Research and development tax credits			0.60%	3.40%	3.70%
Non-deductible stock-based compensation			(7.80%)	(3.30%)	(4.30%)
Non-deductible expenses			0.00%	(0.50%)	(0.30%)
Change in valuation allowance			(15.90%)	(24.10%)	(22.20%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%